Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Xos, Inc. [Member]
Inventory (Details) [Line Items]
Inventory	$ 6,808	$ 1,867	$ 1,569	$ 317